26. INCOME TAXES (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Taxes Details Narrative
Federal tax provision (benefit) at the statutory rate	34.00%	34.00%
Net operating loss carryforwards used to reduce future federal taxable income	$ 15,677,000
Net operating loss carryforwards used to reduce future state taxable income	8,274,000
Valuation allowance increased by	1,470,000
Valuation allowance decreased by		$ (940,000)
Operating loss carryforwards, Expiration Dates	Expiring between 2013 and 2032
Operating loss carryforwards state taxable income, Expiration Dates	Expiring between 2013 and 2032